Inventories (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories
Natural gas liquids and olefins	$ 87	$ 70
Natural gas in underground storage	93	47
Materials, supplies, and other	122	104
Inventories, Total	$ 302	$ 221